Supplement dated December 18, 2017 to the Wilmington Funds Prospectus dated August 31, 2017

(the “Prospectus”)

1.	Effective December 18, 2017, the information in the Prospectus with respect to the Wilmington Multi-Manager International Fund (the “Fund”) will be amended, supplemented or replaced as follows:

Addition of New Strategy and Portfolio Managers for an Existing Sub-Adviser

Effective December 18, 2017, a new investment strategy, High Dividend Europe, to be managed by a current sub-adviser of the Fund, Allianz Global Investors U.S. LLC (“AllianzGI”), will be added as part of the Fund’s overall investment management strategy. Accordingly, Dr. Kai Hirschen, CFA, FRM, CAIA and Karsten Niemann, CFA, of AllianzGI, will be added as portfolio managers of the Fund and will manage the portion of the Fund’s assets allocated to them by Wilmington Funds Management Corporation.

The following amends and replaces information in the sub-section entitled “Investment Sub-Advisors” on pages 6-7 of the Prospectus:

Investment Sub-Advisors

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Allianz Global Investors U.S. LLC (“AllianzGI”), AXA Investment Managers, Inc. (“AXA IM”), Berenberg Asset Management LLC (“Berenberg”), Nikko Asset Management Americas, Inc. (“Nikko”), and Schroder Investment Management North America, Inc. (“Schroders”).

Portfolio Managers	Title	Service Date (with the Fund)
Matthew D. Glaser	Group Vice President and Head of Equity and Non-Traditional Investments at WTIA	2016

Clement K. Miller, CFA	Administrative Vice President and Portfolio Manager at WTIA	2012

Dr. Kai Hirschen, CFA, FRM, CAIA	Portfolio Manager at AllianzGI - High Dividend Europe	2017

Karsten Niemann, CFA	Portfolio Manager at AllianzGI - High Dividend Europe	2017

Thorsten Winkelmann	Senior Portfolio Manager at AllianzGI - Growth Select	2016

Robert Hoffman, CFA	Portfolio Manager at AllianzGI - Growth Select	2017

Isabelle de Gavoty	Head of Small Cap Strategies at AXA IM	2016

Caroline Moleux, CFA	Deputy Portfolio Manager at AXA IM	2016

Boris Jurczyk, CFA	Head of Equity Selection at Berenberg	2016

Kay Möller	Portfolio Manager at Berenberg	2016

Michael Nuske, CFA	Portfolio Manager at Berenberg	2016

Yoshihide Itagaki	Lead Portfolio Manager at Nikko	2016

Toshinori Kobayashi	Back-Up Portfolio Manager at Nikko	2016

Toby Hudson	Fund Manager at Schroders	2016

The following amends and replaces information on page 77 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities” for the Fund:

Multi-Manager International Fund – Matthew D. Glaser and Clement K. Miller, CFA, allocate the assets of the International Fund among the sub-advisors. Dr. Kai Hirschen, CFA, FRM, CAIA, Robert Hoffman, CFA, Karsten Niemann, CFA and Thorsten Winkelmann are responsible for the day-to-day management of any portion of the Fund allocated to AllianzGI. Isabelle de Gavoty and Caroline Moleux, CFA, are responsible for the day-to-day management of any portion of the Fund allocated to AXA IM. Boris Jurczyk, CFA, Kay Möller and Michael Nuske, CFA, are responsible for the day-to-day management of any portion of the Fund allocated to Berenberg. Yoshihide Itagaki and Toshinori Kobayashi are responsible for the day-to-day management of any portion of the Fund allocated to Nikko. Toby Hudson is responsible for the day-to-day management of any portion of the Fund allocated to Schroders. The subadvisors decide on capitalization weightings, purchase and sales, and decide on sector and capitalization weightings for the portion of the International Fund that they manage. Each sub-advisor is responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

The following biographies are added to page 78 of the Prospectus under the sub-section entitled “Portfolio Manager Biographies”:

Dr. Kai Hirschen, CFA, FRM, CAIA

Portfolio Manager for High Dividend Europe Strategy

Dr. Kai Hirschen is a portfolio manager in the Systematic Equity team. He manages Global Dividend products, including Enhanced Dividend strategies with option overlays. He joined the Allianz Global Investors Systematic Equity team in January 2009 with responsibilities in quantitative research and development. Previously, Dr. Hirschen worked for a leading international consultancy, specializing in the area of risk management and risk modeling. He graduated with a mathematics degree, University of Hannover, Germany in 2003 and received a Ph.D. in numerical modeling at the University of Technology in Darmstadt, Germany in 2004. He also obtained a master’s degree in finance and accounting from Goethe University Frankfurt, Germany in 2008. He is a Chartered Financial Analyst (CFA), a Chartered Alternative Investment Analyst (CAIA) and a Certified Financial Risk Manager (FRM).

Karsten Niemann, CFA

Portfolio Manager for High Dividend Europe Strategy

Karsten Niemann is a portfolio manager in the Systematic Equity team. He manages Best Styles Europe Equity as well as European High Dividend mandates with more than $ 9 billion in assets under management. He joined the company in 1998 as a quantitative analyst. In his capacity as portfolio manager he has successfully managed the Best Styles Global and Best Styles Euroland products. Mr. Niemann has obtained a master’s degree in economics from the University of Bonn, Germany and has been a Chartered Financial Analyst (CFA) since 2001.

2.	Effective January 2, 2018, the information in the Prospectus with respect to the Wilmington Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington New York Municipal Bond Fund, will be amended as follows:

The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 26 of the Prospectus relating to the Wilmington Intermediate-Term Bond Fund:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.18%	0.93%
Fee Waivers and/or Expense Reimbursements(1)	(0.34)%	(0.44)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%	0.49%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.84% and 0.49%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 2, 2019, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses Assuming Redemption	$532	$776	$1,038	$1,789
Class I
Expenses Assuming Redemption	$50	$252	$472	$1,103

The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 30 of the Prospectus relating to the Wilmington Broad Market Bond Fund:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.39%	0.39%
Total Annual Fund Operating Expenses	1.09%	0.84%
Fee Waivers and/or Expense Reimbursements(1)	(0.25)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%	0.49%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.84% and 0.49%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 2, 2019, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses Assuming Redemption	$532	$757	$1,001	$1,697
Class I
Expenses Assuming Redemption	$50	$233	$432	$1,005

The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 42 of the Prospectus relating to the Wilmington New York Municipal Bond Fund:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.54%	0.54%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.25%	1.00%
Fee Waivers and/or Expense Reimbursements(1)	(0.41)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%	0.59%

(1)

The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I

Shares will not exceed 0.83% and 0.58%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 2, 2019, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses Assuming Redemption	$532	$790	$1,068	$1,859
Class I
Expenses Assuming Redemption	$60	$278	$513	$1,187

3.	Effective December 18, 2017, the information in the Prospectus with respect to the Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund, will be amended as follows:

Name Change of Funds

Effective December 18, 2017, the name of the Wilmington Multi-Manager International Fund will be changed to Wilmington International Fund and the name of the Wilmington Multi-Manager Real Asset Fund will be changed to Wilmington Real Asset Fund. Accordingly, as of December 18, 2017, all references to Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund in the Prospectus are hereby deleted and replaced with Wilmington International Fund and Wilmington Real Asset Fund, respectively.

Please keep this Supplement for future reference.

Supplement dated December 18, 2017 to the Wilmington Funds Statement of Additional Information dated August 31, 2017 (the “SAI”)

1.	Effective December 18, 2017, the information in the SAI with respect to the Wilmington Multi-Manager International Fund will be amended as follows:

Addition of New Strategy and Portfolio Managers for an Existing Sub-Adviser

Effective December 18, 2017, Allianz Global Investors U.S. LLC (“AllianzGI”), a sub-adviser of the Fund, will add the High Dividend Europe Strategy as part of its management. Accordingly, Dr. Kai Hirschen, CFA, FRM, CAIA and Karsten Niemann, CFA, of AllianzGI, will be added as portfolio managers of the Fund and will manage that strategy.

The following amends and replaces information in the sub-section entitled “Who Manages and Provides Services to the Funds?” on pages 84-86 of the SAI relating to the Wilmington Multi-Manager International Fund:

ALLIANZ GLOBAL INVESTORS U.S. LLC (“AllianzGI”)

OTHER ACCOUNTS MANAGED (AS OF SEPTEMBER 30, 2017)

Karsten Niemann

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$1,492	0	$0
Other Accounts	33	$7,128	3	$109

Dollar value range of shares owned in the Fund: None.

Kai Hirschen

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$81	0	$0
Other Accounts	5	$1,110	0	$0

Dollar value range of shares owned in the Fund: None.

Compensation Structure (AllianzGI)

AllianzGI acknowledges the importance of financial incentives, and rewards employees competitively in line with market practice and local regulations, as applicable. Individual compensation is typically a function of individual, team and company performance, and is also benchmarked against comparable market pay.

The primary components of compensation are the base salary, which typically reflects the scope, responsibilities and experience required in a particular role, and an annual discretionary variable compensation payment. The variable compensation typically includes both an annual cash award that pays out immediately at the end of the performance year and a deferred component for all members of staff whose variable compensation exceeds a certain threshold.

The deferred component consists of a Long-Term Incentive Program Award (LTIPA) but, for those members of staff whose variable compensation exceeds a certain threshold, the deferred component is split 50% / 50% between the aforementioned LTIPA and a Deferral into Funds program (DIF), which enables employees to invest in AllianzGI’ investment strategies.

Deferral rates increase in line with the amount of variable compensation and can reach up to 50%. Awards, splits, components and deferral percentages are regularly reviewed to ensure they meet industry best practice and, where applicable, comply with regulatory standards.

Discretionary variable compensation is primarily designed to reflect the achievements of an individual against set goals over a certain time period. For an investment professional, these goals will typically be 70% quantitative and 30% qualitative. The quantitative element will reflect investment performance over a three-year rolling time period (calculated as one-year plus three-year results at 25% and 75% weightings respectively).

For portfolio managers, the performance metric is aligned with the benchmarks of the client portfolios they manage or, if there is no reference benchmark, with the client’s stated investment outcome objective. The qualitative element reflects contributions to broader team goals, such as idea sharing, contributions made to client review meetings, product development or product refinement initiatives, and the way behaviors reflect our core values of excellence, passion, integrity and respect.

Conflicts of Interest (AllianzGI)

AllianzGI must take reasonable care to identify and manage conflicts of interest if and when they arise. This includes conflicts (i) within AllianzGI, (ii) between AllianzGI and other Allianz entities, (iii) between AllianzGI’ interests and those of its clients, and (iv) between the interests of different clients.

Policy Standards

AllianzGI has policies and procedures reasonably designed to:

i.	Identify and keep a record of the material conflicts that arise in its business, and to comply with applicable laws/regulations and contractual requirements in this regard;

ii.	Maintain and operate effective internal arrangements intended to mitigate the risk that any such conflicts will cause material damage to the interests or reputation of Allianz, Allianz Asset Management of America, AllianzGI or its clients; and

iii.	Comply with any regulatory or contractual requirements on disclosure of conflicts of interest to clients, and in particular the disclosure requirements arising from Section 206 of the Advisers Act (including court or regulatory interpretations thereunder).

Areas where potential conflicts of interest may arise include, but are not limited to:

Side-by-Side Management

AllianzGI may from time to time manage Funds and other accounts with fixed management fees (“fixed fee accounts”) alongside accounts managed under the same or substantially similar investment strategy paying performance based fees (“performance fee accounts”). AllianzGI has developed policies and procedures to address the potential for conflicts between fixed fee accounts and performance fee accounts as well as other potential conflicts related to managing discretionary and non-discretionary accounts. AllianzGI monitors for preferential treatment of accounts whenever accounts subject to side-by-side conflicts are managed under the same or similar investment strategy.

Wrap Fee Accounts and Model Delivery

Potential conflicts arise when AllianzGI manages wrap fee program portfolios traded by the program Sponsor side-by-side with other accounts traded on AllianzGI’ trading desk. AllianzGI typically initiates implementation of orders for accounts in the Wrap Fee Programs at the same time it initiates execution of orders for its other clients. Potential conflicts also arise in connection with the management of a particular investment strategy across multiple wrap fee programs offered by different program Sponsors. AllianzGI has implemented a trade rotation process to mitigate these conflicts of interest whereby the order of recommendation notification to the different Sponsors is rotated based on a random computer-generated sequence.

Investment Persons

AllianzGI has adopted policies and procedures to address actual or potential conflicts arising from personal relationships involving portfolio managers, investment analysts and traders (collectively “Investment Persons”) that may impact the Investment Person’s professional judgment. AllianzGI’ Policies are: (i) to identify actions, transactions, circumstances or relationships that are or could potentially be deemed or appear to create a conflict between the interests of AllianzGI or its Investment Persons and those of its clients; (ii) to assess the nature of a conflict; (iii) to implement policies and procedures to manage conflicts in a manner that is fair and equitable; and (iv) to make full disclosure of those conflicts.

Small Cap and Thinly Traded Securities

AllianzGI manages ultra micro-cap, micro-cap and small cap strategies (collectively “small cap”) on behalf of its clients. Portfolio managers may determine that certain securities within the small cap universe are too small or too thinly traded to be appropriate for client portfolios. AllianzGI defines “small cap” to be an issuer with a total market capitalization of less than $2 billion, and a security is deemed to be “thinly traded” if it is traded infrequently or has a trading volume of less than 50,000 shares a day. Such securities may however be attractive to a portfolio manager or investment analyst for inclusion into their personal portfolios. AllianzGI has adopted policies and procedures to address the potential for conflict between the interests of clients and the interests of portfolio managers and analysts who manage the small cap strategies.

2.	Effective December 18, 2017, the information in the Prospectus with respect to the Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund, will be amended as follows:

Name Change of Funds

Effective December 18, 2017, the name of the Wilmington Multi-Manager International Fund will be changed to Wilmington International Fund and the name of the Wilmington Multi-Manager Real Asset Fund will be changed to Wilmington Real Asset Fund. Accordingly, as of December 18, 2017, all references to Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund in the SAI are hereby deleted and replaced with the Wilmington International Fund and Wilmington Real Asset Fund, respectively.

3.	Effective January 2, 2018, the information in the SAI with respect to the Wilmington Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington New York Municipal Bond Fund (the ‘Fixed Income Funds”) will be amended as follows:

Change in Expense Limitation for the Fixed Income Funds

The following amends and replaces information in the sub-section entitled “Who Manages and Provides Services to the Funds?” on pages 74 of the SAI relating to the Wilmington Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington New York Municipal Bond Fund:

WFMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent that the expenses of a Fund, (excluding fund of fund expenses, taxes, extraordinary expenses, brokerage commissions, interest, and class-specific expenses, such as Rule 12b-1 fees and shareholder servicing fees) expressed as an annualized percentage of average daily net assets, do not exceed the expense limitations set forth below.

Fund	EXPENSE LIMITATION	TERMINATION DATE
Large-Cap Strategy Fund	0.25%	August 31, 2018
Multi-Manager International Fund	0.91%	August 31, 2018
Global Alpha Equities Fund	1.25%	August 31, 2018
Multi-Manager Real Asset Fund	0.71%	August 31, 2018
Diversified Income Fund	0.37%	August 31, 2018
Intermediate-Term Bond Fund	0.49%	January 2, 2019
Broad Market Bond Fund	0.49%	January 2, 2019
Short-Term Bond Fund	0.48%	August 31, 2018
Municipal Bond Fund	0.49%	August 31, 2018
New York Municipal Bond Fund	0.58%	January 2, 2019
U.S. Government Money Market Fund	0.27%	August 31, 2018
U.S. Treasury Money Market Fund	0.35%	August 31, 2018

Please keep this Supplement for future reference.